Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2021
Selected Income Statement Data [Abstract]
Schedule of selected revenues
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Sales of products	259,332	148,257	127,396
Service fees	10,327	7,602	6,623

	269,659	155,859	134,019

Schedule of selected selling, general and administrative expenses data
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Selling (*)	33,614	22,969	19,294
General and administrative	9,359	8,063	7,187

	42,973	31,032	26,481

(*) Including shipping and handling costs	1,867	2,356	1,063

Schedule of selected financial income (expenses) data
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Interest income	1,408	1,281	1,412
Other, net (*)	(378)	(506)	(611)

	1,030	775	801

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $58, $(351), and $(352) in 2021, 2020 and 2019, respectively.